Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,740,026,319.53
Total Fee Amount	240,297.63
Total Offset Amount	0.00
Net Fee	$ 240,297.63
Offering Table N/A
Offset Table N/A	N/A